ACCOUNTING POLICIES	6 Months Ended
Jun. 30, 2020
Accounting Policies [Abstract]
ACCOUNTING POLICIES	ACCOUNTING POLICIES

Basis of accounting

The accompanying unaudited condensed consolidated financial statements are prepared in accordance with accounting principles generally accepted in the United States (“U.S. GAAP”). The footnotes are condensed as permitted by the requirements for interim financial statements and, accordingly, do not include all of the information and disclosures required under U.S. GAAP for complete financial statements. Therefore, these unaudited condensed consolidated financial statements should be read in conjunction with our audited consolidated financial statements for the year ended December 31, 2019, which are included in our Annual Report on Form 20-F.

Significant accounting policies

The accounting policies adopted in the preparation of the unaudited condensed consolidated financial statements are consistent with those followed in the preparation of our audited consolidated financial statements for the year ended December 31, 2019, except for those added and updated below as a result of adopting the requirements of ASU 2016-13 Financial Instruments - Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments and subsequent amendments (Topic 326). The impact of these changes in accounting policies on our unaudited condensed consolidated financial statements are disclosed in notes 3, 10 and 12.

Allowance for credit losses

Financial assets recorded at amortized cost and off-balance sheet credit exposures not accounted for as insurance (including financial guarantees) reflect an allowance for current expected credit losses ("credit losses") over the lifetime of the instrument. The allowance for credit losses reflects a deduction to the net amount expected to be collected on the financial asset. Amounts are written off against the allowance when management believes the uncollectability of a balance is confirmed or certain. Expected recoveries will not exceed the aggregate of amounts previously written-off or current credit loss allowance by financial asset category. We estimate expected credit losses based on relevant information about past events, including historical experience, current conditions, and reasonable and supportable forecasts that affect the collectability of the reported amount. We have elected to calculate expected credit losses on the combined balance of both the amortized cost and accrued interest from the unpaid principal balance. Specific calculation of our credit allowances are included in the respective accounting policies included herein; all other financial assets are assessed on an individual basis calculated using the method we consider most appropriate for each asset.

Trade accounts receivables

Trade receivables are presented net of allowances for doubtful debt based on observable events and expected credit losses. At each balance sheet date, all potentially uncollectible accounts are assessed individually for the purposes of determining the appropriate provision for doubtful debt. The expected credit loss allowance is calculated using a loss rate applied against an aging matrix, with assets pooled based on the vessel type that generated the underlying revenue (LNGC and FSRU), which reflects similar credit risk characteristics. Our trade receivables have short maturities so we have considered that forecasted changes to economic conditions will have an insignificant effect on the estimate of the allowance, except in extraordinary circumstances.

Related parties

Parties are related if one party has the ability, directly or indirectly, to control the other party or exercise significant influence over the other party in making financial and operating decisions. Parties are also related if they are subject to common control or significant influence. Amounts are presented net of allowances for credit losses, which are calculated using a loss rate applied against an aging matrix.

Time charter sales-type leases

On inception of a sales-type lease for which we are lessor, we de-recognize the related asset and record "Investment in leased vessel, net” on our consolidated balance sheet. The investment in leased vessel, net represents the fixed payments due from the lessee, discounted at the rate implicit in the lease. We allocate sales-type lease income to the consolidated statements of operations in the "Interest income” line item to reflect a constant periodic rate of return on our sales-type lease investment.

For sales-type leases, non-lease revenue and operating and service agreements in connection with the time charters are recorded over the term of the charter as the service is provided. The transaction price is based on the standalone selling price for the service.

Amounts are presented net of allowances for credit losses, which are assessed at the individual lease level, reflecting the risk profile for each vessel unique to each project. The allowance is calculated by multiplying the balance exposed on default by the probability of default and loss given default over the term of the lease. The exposure at default is net of the vessel collateral that is returned on default. With forecasts for counterparty probability of default and loss given default not readily available or supportable for the life of the instrument, annualized rates have been applied based on a forecast 5-year period. A probability weighting has been applied to each period of default over the remaining instrument life.

Cash and cash equivalents

We consider all demand and time deposits and highly liquid investments with original maturities of three months or less to be equivalent to cash. Amounts are presented net of allowances for credit losses, which are assessed based on consideration of whether the balances have short-term maturities and whether the counterparty has an investment grade credit rating, limiting any credit exposure.

Restricted cash and short-term deposits

Restricted cash and short-term deposits consist of bank deposits, which may only be used to settle certain pre-arranged loan or lease payments, other claims which requires us to restrict cash, performance bonds related to charters, cash collateral required for certain swaps, and cash held by the variable interest entity (“VIE”). We consider all short-term deposits as held to maturity. These deposits are carried at amortized cost. We place our short-term deposits primarily in fixed term deposits with high credit quality financial institutions. Amounts are presented net of allowances for credit losses, which are assessed based on consideration of whether the balances have short-term maturities and whether the counterparty has an investment grade credit rating, limiting any credit exposure.

Guarantees

Guarantees issued by us, excluding those that are guaranteeing our own performance, are recognized at fair value at the time that the guarantees are issued, and reported in “Other current liabilities” and "Other non-current liabilities". A liability equal to the fair value of the obligation undertaken in issuing the guarantee in connection with an investment in affiliate is recognized. If it becomes probable that we will have to perform under a guarantee, we will recognize an additional liability if the amount of the loss can be reasonably estimated. The recognition of fair value is not required for certain guarantees such as the parent's guarantee of a subsidiary's debt to a third party. For those guarantees excluded from the above guidance requiring the fair value recognition provision of the liability, financial statement disclosures of such items are made. Financial guarantees are assessed for credit losses and any allowance is presented as a liability for off-balance sheet credit exposures where the balance exceeds the collateral provided over the remaining instrument life. The allowance is assessed at the individual guarantee level, calculated by multiplying the balance exposed on our default by the probability of default and loss given default over the term of the guarantee.
Use of estimates

The preparation of financial statements requires that management make estimates and assumptions affecting the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

In assessing the recoverability of our vessels’ carrying amounts, we make assumptions regarding estimated future cash flows, estimates in respect of residual values, charter rates, ship operating expenses and drydocking requirements.

During the period ended June 30, 2020, following the outbreak of the novel 2019 coronavirus ("COVID-19") and its impact on our operations, we considered whether indicators of impairment existed that could indicate that the carrying amounts of the vessels may not be recoverable or whether changes in circumstances had occurred to warrant a change in the assumptions utilized in the December 31, 2019 impairment tests of our vessels. We concluded no impairment should be recognized on our vessels as of June 30, 2020 however, we will continue to monitor developments in the markets in which we operate for indications that the carrying value of our vessels may not be recoverable.